UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21571

The Rogé Partners Funds

(Exact name of registrant as specified in charter)

630 Johnson Avenue, Suite 103, Bohemia, NY 11716

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631 218-0077

Date of fiscal year end:

6/30

Date of reporting period: 6/30/06

Item 1.  Reports to Stockholders.

Rogé Partners Fund Annual Report June 30, 2006 Investment Manager R.W. Rogé & Company, Inc. 630 Johnson Avenue, Suite 103 Bohemia, NY 11716 1-888-800-ROGÉ

Rogé Partners Fund
SHAREHOLDER LETTER
June 30, 2006

Dear Shareholder,

We are very pleased with the performance of the Rogé Partners FundSMi (“the Fund”) for the 12-month period ending June 30, 2006.  The Fund returned 16.64%, well ahead of the S&P 500’sii return of 8.63% and just shy of the MSCI World Index’siii return of 16.93%. A number of strategies that we implemented throughout the year helped produce market-beating returns.  The most prominent was our exposure to natural resources.  One fund that specializes in this area, the T. Rowe Price New Era Fundiv, turned in a 33.59% return over the past 12 months, handily outperforming the S&P 500.  Another highlight during this period was the performance of international small- and mid-cap funds like Wasatch International Growthv and Artisan International Valuevi, both of which produced returns over the past 12 months in excess of 28%.  In addition, some of our funds with exposure to the small- and mid-cap area of the market, such as FMC Strategic Value Fundvii and the Baron Partners Fundviii, had solid capital appreciation well above the S&P 500.

We did, however, make our fair share of mistakes throughout the year.  We avoided adding to our small-cap exposure starting in the beginning of the year.  Small cap continued its excellent performance until May 2006 when rising interest rates began to have an impact on this asset class’s attractiveness.

We would like to stress the importance of our multiple manager model.  In light of some mutual funds underperforming, and some funds shooting the lights out for the year, the Fund’s overall performance was good on both a relative and absolute basis.

During our semiannual report, we discussed our plan for making a number of changes in the coming months to position the Fund for our future global outlook.  We made substantial progress during the past 12 months to rebalance the portfolio from small-cap mutual funds to larger-cap mutual funds.  The rebalancing that took place in the first half of 2006 was to increase to an overweight position in quality, large-cap stocks.  Over the past year, money has flowed out of the large-cap area due to its relatively poor performance during the previous five-year period. Investors lost patience with large-cap stocks and began chasing the hot performance of the small- and mid-cap asset class.  We would like to reiterate that the investor’s current preference for small-cap companies feels very much like 1999, when the opposite overweighting occurred.  At current stock valuations, we believe this move adds very little risk to the portfolio, yet will add to the likelihood of clients reaching their long-term goals through the gradual appreciation of an undervalued asset class.

The largest addition to the Fund’s holdings over the past 12 months is a mutual fund. We initiated a position in the Weitz Funds Partners III Opportunity Fundix (WPOPX) after meeting with portfolio manager Wally Weitz this May at the Morningstar Conference in Chicago.

Rogé Partners Fund
SHAREHOLDER LETTER (Continued)
June 30, 2006

WPOPX was originally a limited partnership that was converted to a mutual fund format in the beginning of 2006. We are excited that Mr. Weitz would offer such a fund with a very flexible mandate to allow him the best opportunity to find value in many areas of the market as well as to sell securities short that he feels are overvalued.

The Rogé Partners Fund will celebrate its second anniversary in October of this year.  As managers and fellow shareholders of the Fund, we want to thank you for the confidence and trust you have placed in us by allowing us to manage your money.  We know it is not easy to invest in a new fund that does not have a long track record.  So we want you to know that we think of you as our partners on this journey, and we take our responsibility for investing your money very seriously.

Sincerely,

Ronald W. Rogé, MS, CFP®

Steven M. Rogé, CMFC®

Co-Portfolio Manager

Co-Portfolio Manager

i The Rogé Partners FundSM, Rogé Partners FundsSM and the ResearchEdge® are service marks and registered trademarks of R.W. Rogé & Company, Inc. All rights reserved.

ii The S&P 500 is a market capitalization weighted measure of 500 widely held common stocks. Please note, an investor may not invest directly in an index.

iii The MSCI World Index (USD) is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

iv T. Rowe Price New Era comprised 3.46% of the Fund’s net assets as of June 30, 2006.

v Wasatch International Growth comprised 3.17% of the Fund’s net assets as of June 30, 2006.

vi Artisan International Value comprised 3.41% of the Fund’s net assets as of June 30, 2006.

vii FMC Strategic Value comprised 1.22% of the Fund’s net assets as of June 30, 2006.

viii Baron Partners comprised 3.07% of the Fund’s net assets as of June 30, 2006.

ix Weitz Funds Partners III Opportunity comprised 4.27% of the Fund’s net assets as of June 30, 2006.

Rogé Partners Fund
PORTFOLIO REVIEW
June 30, 2006

The Fund’s performance figures* for the year ending June 30, 2006, compared to its benchmarks:

	Six Months	One Year	Inception** – June 30, 2006 (Annualized)	Inception** – June 30, 2006 (Cumulative Return)
The Rogé Partners Fund	7.04%	16.64%	16.25%	30.05%
S&P 500 Index	2.71%	8.63%	8.84%	15.94%
MSCI World Index	6.06%	16.93%	15.27%	28.15%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

** Inception date is October 1, 2004.

The Fund’s Top Ten Sectors and Top Ten Holdings are as follows:

Sectors	Percentage of Net Assets	Top Ten Holdings	Percentage of Net Assets

Value Equity Mutual Funds	20.01%	Capital Southwest Corp.	4.49%
International Equity Mutual Funds	16.95%	The Weitz Funds – Partners III	4.27%
Growth Equity Mutual Funds	15.40%	Matthew 25 Fund	3.91%
Diversified Financials	10.77%	Oakmark Select Fund, Class I	3.89%
Investment Companies	7.48%	Leucadia National Corp.	3.76%
Blend Equity Mutual Funds	7.06%	Legg Mason Opportunity Trust	3.70%
Beverages	3.83%	Third Avenue International Value Fund	3.62%
Natural Resources Equity Mutual Funds	3.46%	T. Rowe Price New Era Fund	3.46%
Insurance	3.26%	Longleaf Partners Fund	3.46%
Limited Partnership	1.90%	Tweedy Browne Global Value Fund	3.45%
Other/Cash & Equivalents	9.88%
	100.00%

Please refer to the Schedule of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Rogé Partners Fund

Rogé Partners Fund
SCHEDULE OF INVESTMENTS
June 30, 2006

Shares	Security		Value

	EQUITY MUTUAL FUNDS (RIC's) - 62.97%
	Blend - 7.06%
13,385	Fairholme Fund		$ 367,286
26,043	Matthew 25 Fund		454,713
			821,999
	Growth - 15.40%
17,684	Baron Partners Fund		357,929
9,938	Baron Small Cap Fund		237,324
24,940	Legg Mason Opportunity Trust +		430,222
48,450	The Weitz Funds - Partners III Opportunity Fund		496,609
20,389	Tilson Focus Fund		220,410
2,012	Satuit Capital Micro Cap Fund		49,904
			1,792,398
	International - 16.95%
15,701	Artisan International Value Fund, Investor Shares		397,550
9,828	Dodge & Cox International Stock Fund		382,896
18,411	Third Avenue International Value Fund		421,800
14,493	Tweedy Browne Global Value Fund		402,041
17,016	Wasatch International Growth Fund		368,908
			1,973,195
	Sector - Natural Resources - 3.46%
8,657	T. Rowe Price New Era Fund		403,337

	Sector - Real Estate - 0.09%
346	Third Avenue Real Estate Value Fund		11,040

	Value - 20.01%
8,964	Aegis Value Fund		162,868
9,991	Brown Advisory Small Cap Value Fund		141,076
6,379	First Manhattan Strategic Value Fund (a)		142,436
11,922	Longleaf Partners Fund		402,382
789	Third Avenue Small Cap Value Fund		20,260
35,944	Wintergreen Fund		382,806
16,781	New River Small Cap Fund		257,414
13,525	Oakmark Select Fund, Class I		452,694
6,375	Third Avenue Value Fund		368,197

			2,330,133

The accompanying notes are an integral part of these financial statements.

	4

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2006

Shares	Security		Value

	TOTAL EQUITY MUTUAL FUNDS
	(Cost $6,582,987)		$ 7,332,102

	COMMON STOCKS - 35.22%
	Basic Materials - 0.93%
	Mining - 0.93%
10,000	Dundee Precious Metals, Inc.		107,904

	Communications - 0.73%
	Broadcast Services/Media - 0.73%
500	Liberty Media Corp, Capital, Class A		41,885
2,500	Liberty Media Corp, Interactive, Class A		43,150
			85,035

	Consumer Cyclical - 0.70%
	Home Builders - 0.70%
12,000	Southern Energy Homes, Inc.		81,000

	Consumer Non-Cyclical - 0.63%
	Tobacco - 0.63%
1,000	Altria Group, Inc.		73,430

	Energy - 0.86%
	Oil - 0.86%
1,800	Canadian Natural Resources		99,684

	Financials - 23.52%
	Diversified Financials - 10.77%
15,000	Leucadia National Corp.		437,850
1,784	Diamond Hill Investment Group, Inc.		83,902
7,900	International Assets Holding Corp.		129,955
24,500	Seamark Asset Management, Ltd.		184,174
7,000	Resource America, Inc., Class A		133,350
7,000	MVC Capital, Inc.		94,080
9,000	RHJ International		190,801
			1,254,112

	Insurance - 3.26%
125	Berkshire Hathaway, Inc., Class B		380,375

The accompanying notes are an integral part of these financial statements.

	5

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2006

Shares	Security		Value
	Investment Banks - 1.19%
1,400	Legg Mason, Inc.		$ 139,328

	Investment Companies - 7.48%
5,005	Capital Southwest Corp.		522,772
1,500	Corporacion Financiera Alba, SA **		83,068
14,500	Investor AB, Class A **		264,700
			870,540
	REITS - 0.82%
16,100	Winthrop Realty Trust		95,634

	Food & Beverages - 3.83%
	Beverages - 3.83%
2,800	Anheuser-Busch Co., Inc.		127,652
3,300	Diageo PLC, ADR		222,915
6,000	Big Rock Brewery Income Trust		95,370
			445,937
	Industrial - 1.52%
	Diversified Machinery - 0.70%
15,000	Baldwin Technology Co., Class A		81,000

	Transportation - 0.82%
98,568	Wridgways Australia, Ltd.		95,200

	Retail - 0.88%
	Building Products - 0.47%
1,500	Home Depot, Inc.		53,685

	Jewelery - 0.41%
1,500	Blue Nile, Inc.		48,240

	Technology - 1.62%
	Data Management - 1.62%
4,200	First Data Corp.		189,168

	TOTAL COMMON STOCKS
	(Cost $3,444,498)		4,100,272

The accompanying notes are an integral part of these financial statements.

	6

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2006

Shares	Security		Value

	LIMITED PARTNERSHIP - 1.90%
200,000	Armor Capital Partners LP ++ (a)
	(Cost $200,000)		$ 221,224

	SHORT TERM INVESTMENTS - 0.33%
	Money Market Mutual Funds - 0.33%
38,354	Goldman Sachs Financial Square Funds, Prime
	Obligations Portfolio (Cost $38,354)		38,354

	TOTAL INVESTMENTS
	(Cost $10,265,839*)	100.42%	$ 11,691,952

	Liabilities in excess of other assets	-0.42%	(49,328)

	TOTAL NET ASSETS	100.00%	$ 11,642,624

+ Non-income producing security.
++ Restricted security.
** This security is considered a Passive Foreign Investment Company for Federal tax purposes.
(a) Securities for which market quotations are not readily available represents 3.12% of net assets.
These securities have been fair valued under procedures established by the Fund's Board of Trustees.
* The cost for Federal income tax purposes was $10,359,944. At June 30, 2006, net unrealized appreciation for all securities based on tax cost was $1,332,008. This consists of aggregate gross unrealized appreciation of
$1,357,164 and aggregate gross unrealized depreciation of $25,156.

RIC - Registered Investment Company
ADR - American Depositary Receipts

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006

Assets:
Investments in securities, at value
(Cost $10,265,839)	$ 11,691,952
Dividends and interest receivable	10,849
Prepaid expenses and other assets	3,288
Total Assets	11,706,089

Liabilities:
Shareholder servicing fees payable	6,682
Administration fees payable	3,960
Investment advisory fees payable	3,766
Transfer agent fees payable	2,214
Fund accounting fees payable	1,856
Accrued expenses and other liabilities	44,987
Total Liabilities	63,465

Net Assets	$ 11,642,624

Net Assets Consist Of:
Paid in capital	$ 10,119,494
Accumulated net investment loss	(60,474)
Accumulated net realized gain from security transactions	157,491
Net unrealized appreciation of investments	1,426,113

Net Assets	$ 11,642,624

Net asset value, offering price and redemption price per share*	$ 12.92

($11,642,624/900,784 shares of capital stock outstanding;
unlimited number shares authorized without par value)

* The Fund will impose a 2% redemption fee for any redemptions of
Fund shares ocurring within the first 90 days of purchase.

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2006

Investment Income:
Dividends (net of foreign withholding taxes $1,153)	$ 111,518
Interest	4,839
Total investment income	116,357

Expenses:
Advisory fees	85,005
Administration fees	26,577
Fund accounting fees	22,221
Shareholder servicing fees	21,251
Transfer agent fees	19,884
Legal fees	18,033
Trustees' fees	15,533
Insurance expense	14,046
Audit fees	12,651
Registration fees	10,386
Custody fees	8,507
Printing expense	2,276
Other expenses	3,664
Total expenses	260,034

Less:
Advisory fees waived and expenses reimbursed	(90,627)
Net expenses	169,407

Net investment Loss	(53,050)

Net Realized and Unrealized Gain
on Investments:
Net realized gain from security transactions and foreign currency	56,621
Distributions of realized gains from other investment companies	119,142
Net change in unrealized appreciation of investments	1,101,967
Net realized and unrealized gain on investments	1,277,730

Net increase in net assets resulting from operations	$ 1,224,680

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	June 30, 2006	June 30, 2005 (1)

From Operations:
Net investment loss	$ (53,050)	$ (23,919)
Net realized gain (loss) from security transactions
and foreign currency	56,621	(5,437)
Distributions of gains from other investment companies	119,142	19,049
Net change in unrealized appreciation of investments	1,101,967	324,146
Net increase in net assets
resulting from operations	1,224,680	313,839

Distributions:
From net investment income	(2,033)	(4,755)
From net realized gains	(37,275)	-
Net decrease in net assets from distributions	(39,308)	(4,755)

From Capital Share Transactions:
Subscriptions of fund shares	5,136,950	6,568,230
Reinvestment of dividends	39,308	4,755
Redemption fee proceeds	54	75
Redemptions of fund shares	(491,687)	(1,209,517)
Net increase in net assets from
capital share transactions	4,684,625	5,363,543

Net increase in net assets	5,869,997	5,672,627

Net Assets:
Beginning of Year	5,772,627	100,000
End of Year*	$ 11,642,624	$ 5,772,627
* Includes accumulated net investment loss of:	$ (60,474)	$ (1,684)

Capital Share Transactions:
Shares sold	418,233	620,830
Shares reinvested	3,246	431
Shares redeemed	(39,290)	(112,666)
	382,189	508,595

(1)	For the period from October 1, 2004 (commencement of operations) to June 30, 2005.

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	For the		For the
	Year Ended		Period Ended
	June 30,		June 30,
	2006		2005(1)
Net Asset Value, Beginning of Year	$ 11.13		$ 10.00
Income From Investment Operations:
Net investment loss (2)	(0.08)		(0.07)
Net realized and unrealized gain (2)	1.93		1.22
Total from investment operations	1.85		1.15

Paid-In Capital from Redemption Fees	0.00	(3)	0.00	(3)

Less Distributions From:
Net investment income	(0.00)	(3)	(0.02)
Net realized gains	(0.06)		-
Total distributions	(0.06)		(0.02)

Net Asset Value, End of Year	$ 12.92		$ 11.13

Total Return (4)	16.64%		11.50%

Ratios/Supplemental Data:
Net assets, end of year (000s)	$ 11,643		$ 5,773
Ratio of expenses to average net
assets, before waiver/reimbursement (6)	3.05%		7.88%	(5)
Ratio of expenses to average net
assets, after waiver/reimbursement (6)	1.99%		1.99%	(5)
Ratio of net investment income (loss) to
average net assets, before waiver/reimbursement (7)	(1.68)%		(6.76)%	(5)
Ratio of net investment income (loss)
to average net assets, after waiver/reimbursement (7)	(0.62)%		(0.87)%	(5)

Portfolio Turnover Rate	13%		8%
(1)	For the period from October 1, 2004 (commencement of operations) to June 30, 2005.
(2) Per share amounts calculated using the average shares method.
(3) Per share amount represents less than $0.01 per share.
(4)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2006

Note 1.  Organization

Rogé Partners Funds (the “Trust”) a Delaware business trust formed on April 15, 2004, and registered as an open-end, non-diversified, management investment company under the Investment Company Act of 1940, as amended (“1940 Act”) is comprised of the Rogé Partners Fund (the “Fund”).  The Fund commenced operations on October 1, 2004.   The Fund’s business and affairs are managed by its officers under the direction of its Board of Trustees (the “Board”).  The Fund’s investment objective is to seek total return and pursues its investment objective by investing primarily in other investment companies and U.S. and foreign equity securities with a growth and value approach.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

                A.

Security Valuation – Securities listed on a national securities exchange and certain over-the-counter securities are valued as of the close of each business day, at the last sales price on the exchange or the over-the-counter market in which such securities are primarily traded, or in the absence of recorded sales, the mean between the closing bid and ask prices. If no mean price is available, the last bid price is used.   NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP).   Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by pricing systems selected by R.W. Rogé & Co., Inc. (the “Advisor”) and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Advisor deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange-traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent par value (face value).

The Fund normally calculates net asset value (“NAV”) per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”) (generally 4:00PM Eastern Time) once on each day on which the NYSE is open for trading. Trading in securities on Far Eastern and certain other securities exchanges and over-the-counter markets is normally completed well before the close of the NYSE. In addition, Far Eastern and other securities trading generally, or in a particular country or countries, may take place on days that the NYSE is closed, and on which a Fund’s net asset value is not calculated. As a result of the aforementioned, calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s NAV is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.   Other securities for which market quotations are not readily available are valued at their fair value, as determined in good faith in accordance with the guidelines established by the Board.   There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, a Board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine fair value for a security.

Rogé Partners Fund

Rogé Partners Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2006

As of June 30, 2006, the Fund held two securities for which market quotations were not readily available.   The market value of these securities represented 3.12% of its net assets.

                B.

Security Transactions and Related Investment Income – Securities transactions are accounted for on the trade date.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes.   Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.   The amounts of dividends and distributions from net investment income and net realized gains, respectively, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.   These “book-tax” differences are either permanent or temporary in nature.   To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.   To the extent dividends and distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of paid-in surplus or tax return of capital.

                C.

Federal Income Taxes - The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.   FASB Interpretation No. 48 – On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.  Management believes that the adoption of FIN 48 will have no impact on the financial statements.

                D.

Dividends and Distributions to Shareholders - The Fund records dividends and distributions to shareholders on the ex-dividend date.  The Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually.

                E.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.  Actual results could differ from those estimates.

                F.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.   These reclassifications have no effect on net assets and net asset value per share.    For the year ended June 30, 2006, the Fund increased accumulated net realized gains from security transactions by $3,707, and increased accumulated net investment loss by $3,707.

Rogé Partners Fund

Rogé Partners Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2006

Note 3.  Investment Advisory Fee and Other Transactions with Affiliates

The Trust has entered into an investment advisory agreement (the “Agreement”) with the Advisor. Pursuant to the Agreement, the Advisor manages the Fund’s investments and business affairs, subject to the supervision of the Board. For its services, the Advisor receives a fee equal to 1.00% of the average net assets of the Fund.

The Advisor has agreed contractually to waive its advisory fee and to reimburse expenses, other than extraordinary or non-recurring expenses, at least until December 31, 2006, such that the total annual fund operating expenses do not exceed 1.99% of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and may increase its performance.   For the year ended June 30, 2006, the Advisor waived fees amounting to $85,005 and reimbursed expenses amounting to $5,622.    The Fund’s total expenses subject to recoupment are $252,022.   As of June 30, 2006, the Advisor can recoup waived and reimbursed expenses of $161,395 until June 30, 2008 and $90,627 until June 30, 2009.

The Trust has entered into an Administrative Services Agreement and a Transfer Agency Services Agreement (“Agreements”) with Gemini Fund Services, LLC (“GFS”). Pursuant to the Agreements, GFS serves as Administrator, Transfer and Dividend Disbursing Agent and Fund Accounting Agent to the Fund. For these services, the Fund pays GFS an annual fee, paid monthly, based on a percentage of the Fund’s average daily net assets, subject to certain minimum requirements.

Aquarius Fund Distributors, LLC (“AFD”) is the Distributor of the Trust.   The Trust has adopted a Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.   Pursuant to the Plan, the Distributor will reimburse entities providing shareholder services to the Fund in connection with maintenance of shareholder accounts. The Fund will pay the Distributor a fee calculated at an annual rate of 0.25% of the Fund’s average daily net assets.  For the year ended June 30, 2006, the Fund paid shareholder servicing fees of $21,251.

The Fund will impose a 2% redemption fee for any redemptions of Fund shares occurring within the first 90 days of purchase.  Fees in the amount of $54 were collected during the year ended June 30, 2006.

Note 4.  Investment Transactions

During the year ended June 30, 2006, the cost of purchases and proceeds from sales of investment securities, excluding short-term securities, aggregated $5,833,619 and $1,101,150, respectively.

Rogé Partners Fund

Rogé Partners Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2006

Note 5.  Distributions to Shareholders

On December 28, 2005, distributions were declared for shareholders of record on December 28, 2005.   The distributions were paid on December 29, 2005.   The tax character of those distributions was as follows:

Distributions Paid from Ordinary Income:	$15,588
Distributions Paid from Long-Term Capital Gains:	$23,720

As of June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Cost of investments:	10,359,944

Gross unrealized appreciation	1,357,164
Gross unrealized depreciation	(25,156)
Net unrealized appreciation	1,332,008

Accumulated net realized gain on security transactions	164,783
Undistributed net investment income	28,086
Post-October currency loss	(1,747)
1,523,130

The difference between book basis and tax basis unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales and on investments in Passive Foreign Investment Companies.  For the year ended June 30, 2006, the Fund had deferred currency losses occurring subsequent to October 31, 2005. For tax purposes, such losses will be deferred until the year ending June 30, 2007.

Note 6.  Investment in Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale.  A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies.  A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more that 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities.  Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of June 30, 2006, the Fund was invested in the following restricted securities:

Security	Acquisition Date	Shares	Cost	Value	% of Net Assets
Armor Capital Partners LP	December 30, 2005	200,000	$200,000	$221,224	1.90%

Rogé Partners Fund

Rogé Partners Fund
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
June 30, 2006

To the Shareholders and Board of Trustees

Rogé Partners Funds

Bohemia, New York

We have audited the accompanying statement of assets and liabilities of the Rogé Partners Fund, a series of shares of the Rogé Partners Funds, including the schedule of investments, as of June 30, 2006, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year then ended and the period from October 1, 2004 (commencement of operations) to June 30, 2005.    These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (US).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.   Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.   An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Rogé Partners Fund as of June 30, 2006, the results of its operations for the year then ended, and the statement of changes in its net assets and the financial highlights for the year then ended and the period from October 1, 2004 (commencement of operations) to June 30, 2005  in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

August 17, 2006

Rogé Partners Fund

Rogé Partners Fund
SUPPLEMENTAL INFORMATION
June 30, 2006 (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1 fees), and other expenses.   The following examples are intended to help the shareholder understand the ongoing cost  (in dollars) of investing in a fund and to compare theses costs with the ongoing costs of investing in other mutual funds.    Please note, the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), contingent deferred sales charges (CDSCs) on redemptions or any redemption fees.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the period from January 1, 2006 through June 30, 2006.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value (1/1/06)	Ending Account Value (6/30/06)	Expenses Paid During Period** (1/1/06-6/30/06)
Actual	$1,000.00	$1,070.40	$10.27
Hypothetical (5% return before expenses)	1,000.00	1,015.01	10.00

** Expenses are equal to the Fund’s annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the days in the reporting period).

Rogé Partners Fund

Rogé Partners Fund
SUPPLEMENTAL INFORMATION (Continued)
June 30, 2006 (Unaudited)

APPROVAL OF ADVISORY AGREEMENT

At a Board meeting held on June 14, 2006, the Board of Trustees approved the continuation of the Fund’s Advisory Agreement. At the meeting, Fund counsel reviewed the summarized the Board’s responsibilities under the 1940 Act with respect to approving the continuance of the Fund’s Investment Advisory Agreement, the material factors that must be considered by the Board to reach a final conclusion, and the requirements for disclosure of contract renewal deliberations in shareholder reports, the Statement of Additional Information and proxy statements. He noted the materials provided prior to the Board meeting for the Board’s consideration and discussed the same, including a new questionnaire completed by the Adviser that provides important information about the Adviser.  In order to determine whether to renew the Fund’s Advisory Agreement, Fund counsel advised the Trustees to consider:  1) the investment performance of the Fund; 2) the nature, extent and quality of services provided by the Adviser;  3) the costs of the services to be provided and the profits to be realized by the Adviser and any affiliates, from the relationship with the Fund; 4) the extent to which economies of scale will be realized as the Fund grows; and 5) whether the fee levels reflect these economies of scale to the benefit of shareholders.

The Board noted the Fund’s initiatives to ensure compliance with current federal regulations, including hiring a consulting firm to review the Adviser’s policies and procedures and to perform annual mock examinations of the Adviser. It also was noted that the Advisory Agreement was revised to add language to memorialize certain Adviser and Fund record-keeping requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).  Certain changes to the Adviser’s operating procedures were made pursuant to recommendations made by the SEC during a recent examination of the Fund and the Adviser.  The Adviser noted that the SEC examination went very well.

Fund counsel reviewed the Fund’s quarterly compliance checklists and certifications with respect to compliance with the 1940 Act, the Sarbanes-Oxley Act of 2002 and the Funds Code of Ethics. Next, the Board reviewed the Adviser’s financial statements and the completed annual Advisory Agreement questionnaire provided by the Adviser.  The Board noted the business experience and quality of personnel associated with the Adviser, and that the Adviser was not involved in any litigation.

The Board then reviewed the performance of each Fund as compared to several benchmark indices for various periods ended March 31, 2006.  The Trustees then discussed the Fund’s overall performance record, which they found highly satisfactory.

The Board then referred to the reports comparing the Fund’s fees and expense ratios for the latest fiscal year compared to the fees and expense ratios of a peer group of funds. It was noted that the Adviser continues to waive advisory fees to maintain the Fund’s expense cap at 1.99%.  Further discussion ensued and the Board concluded that the advisory fees were competitive and reasonable for the services provided.  The Board then discussed the fact that the Fund’s expense ratio was above the median for the peer group, but noted that several of the funds in the peer group benefit from economies of scale available to large fund groups.  The Board also considered that, according to Morningstar, the average world stock fund had expenses of 1.63% in addition to an average 12b-1 expense of 0.45%, which, together, exceed the Fund’s expense cap of 1.99%.

The Trustees then noted that the Adviser has no affiliated entities that might benefit from the Adviser’s relationship with the Fund.

Rogé Partners Fund

Rogé Partners Fund
SUPPLEMENTAL INFORMATION (Continued)
June 30, 2006 (Unaudited)

The Independent Trustees met with Fund counsel in executive session to discuss their findings with respect to continuing the Investment Advisory Agreement. The Board discussed the nature and quality of the services provided to the Fund by the Adviser.  The Trustees commented that they generally were very pleased with the quality of service provided by the Adviser, Fund performance and the steady growth of the Fund.  The Trustees further noted the Adviser’s clear commitment to compliance. With respect to Fund expenses being relatively high, the Trustees concluded that they are not unreasonable considering the current size of the Fund and expenses associated with new regulations and compliance initiatives.  The Trustees also noted the Adviser’s past contributions to the Fund to reduce expenses and the Adviser’s ongoing commitment to Fund asset growth. Finally, the Trustees discussed how economies of scale would become more relevant when assets grow and the Adviser keeps its full fee.  It was noted that at current asset levels, the adviser continues to waive a significant portion of its advisory fee.

When the regular session resumed, based upon the information provided, it was the Board’s consensus that the fees to be paid to the Adviser were reasonable, that the overall arrangements provided under the terms of the agreement were reasonable business arrangements, and the renewal of the Advisory Agreement was in the best interest of Fund shareholders.  The Board noted that it did not rely on any single factor to arrive at its decision but considered all of the information available.

Rogé Partners Fund

Rogé Partners Fund
SUPPLEMENTAL INFORMATION (Continued)
June 30, 2006 (Unaudited)

The Trustees and executive officers of the Trust, together with information as to their principal business occupations during the last five years, are set forth in the table below.  Unless otherwise noted, the address of each Trustee and Officer is c/o Gemini Fund Services, LLC, 450 Wireless Blvd., Hauppauge, New York 11788.

Name and Age	Position(s) held with Trust	Term of Office and Length of Time Served (1)	Principal Occupations(s) During the Past 5 Years	Number of Funds in the Trust Overseen by Trustee	Other Directorships held by Trustee
INTERESTED TRUSTEE:
Ronald W. Rogé Year of Birth: 1947	Chairman of the Board of Trustees; Chief Executive Officer; Co-Portfolio Manager	Since June 2004	Founder and Chairman of R.W. Rogé & Company, Inc. since 1986	1	None
NON-INTERESTED TRUSTEES:
David H. Diesslin Year of Birth: 1947	Trustee/Financial Expert	Since October 2004	Principal and Founder – Diesslin & Associates, Inc. (financial planners), since 1980; Chair Elect – Board of Governors of the Certified Financial Planner BoardTM of Standards; and Board member – Schwab Institutional Advisory Board (1997-1999)	1	5
Richard Sincere Year of Birth: 1953	Trustee	Since June 2004	President, Chief Executive Officer and Founder of Sincere & Co., LLC (marketing firm)	1	None
Donald Smith Year of Birth: 1941	Trustee	Since June 2004	Owner and President of IMXCO Sales Inc. since 1988	1	None

Rogé Partners Fund

Rogé Partners Fund
SUPPLEMENTAL INFORMATION (Continued)
June 30, 2006 (Unaudited)

Name and Age	Position(s) held with Trust	Term of Office and Length of Time Served	Principal Occupations(s) During the Past 5 Years	Number of Funds in the Trust Overseen by Trustee	Other Directorships held by Trustee
PRINCIPAL EXECUTIVE OFFICERS:
Steven M. Rogé Year of Birth: 1981	President; Co-Portfolio Manager	Since June 2004	Portfolio Manager - R.W. Rogé & Company, Inc. since 2003; 2000 to 2003 – finance / economics duel degree candidate, Bryant College	1	None
Susan J. Chesley Year of Birth: 1980	Treasurer	Since June 2004	Paraplanner & Chief Compliance Officer - R.W. Rogé & Company, Inc. since 2003; 2000 to 2003 – finance / economics duel degree candidate, Bryant College	1	None
Jeffrey C. Roberto Year of Birth: 1966	Chief Compliance Officer	Since August 2005	Portfolio Operations Manager – R.W. Rogé & Company, Inc. since March 2002.	1	None
Kevin E. Wolf Year of Birth: 1969	Assistant Treasurer	Since June 2006	Director of Fund Administration and Vice-President, Gemini Fund Services, LLC.	1	None

(1)

Each trustee is elected to serve an indefinite term until his or successor, if any, is duly elected and qualified.

The Trust’s Statement of Additional Information contains additional information about the Trustees and Officers and is available without charge, upon request, by calling 1-888-800-ROGE.

Rogé Partners Fund

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Fund voted proxies related to portfolio securities during the period ended June 30, 2006 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-800-ROGE or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1st AND 3rd FISCAL QUARTER PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q.   Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).   The information on Form N-Q is available without charge, upon request, by calling 1-888-800-ROGE.

Rogé Partners Fund

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that David H. Diesslin is the independent audit committee financial expert.

Item 4. Principal Accountant Fees and Services

(a)

Audit Fees

Registrant

Advisor

FY 06/30/06

$12,500

N/A

FY 06/30/05

$8,500

N/A

(b)

Audit-Related Fees

Registrant

Advisor

FYE 06/30/06

$0

N/A

FYE 06/30/05

$0

N/A

(c)

Tax Fees

Registrant

Advisor

FYE 06/30/06

$2,500

N/A

FYE 06/30/05

$2,500

N/A

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

Registrant

Advisor

FYE 06/30/06

$0

N/A

FYE 06/30/05

$0

N/A

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

Advisor

Audit-Related Fees:

N/A

N/A

Tax Fees:

0%

N/A

All Other Fees:

N/A

N/A

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Advisor

FYE 06/30/2006

$2,500

N/A

FYE 06/30/2005

$2,500

N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 10.   Submission of Matters to a Vote of Security Holder.   None.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of June 30, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Code of Ethics filed herewith.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Rogé Partners Funds

By (Signature and Title)

*

/s/

Steven M. Rogé

Steven M. Rogé, President

Date

9/5/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

/s/

Steven M. Rogé

Steven M. Rogé, President

Date

9/5/06

By (Signature and Title)

*

/s/

Susan J. Chesley

Susan J. Chesley, Treasurer

Date

9/5/06

* Print the name and title of each signing officer under his or her signature.